SCHEDULE OF EARN-OUT LIABILITY (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Beginning balance – January 1		$ 159,867	$ 2,709,478
Payments		(190,000)	(3,260,403)
Estimate & fair value adjustments		47,761	1,716,873
Payable in Common Stock		(17,628)	(159,867)
Reclassification to loans payable, related parties	[1]		(846,214)
Ending balance			159,867
Fortman Insurance Agency LLC [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance – January 1			667,000
Payments			(1,433,700)
Estimate & fair value adjustments			1,612,914
Payable in Common Stock
Reclassification to loans payable, related parties	[1]		(846,214)
Ending balance
Southwestern Montana Insurance Center Inc [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance – January 1		159,867	500,001
Payments		(190,000)	(750,001)
Estimate & fair value adjustments		47,761	569,734
Payable in Common Stock		(17,628)	(159,867)
Reclassification to loans payable, related parties	[1]
Ending balance			159,867
Altruis Benefits Consultants Inc [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance – January 1			834,943
Payments			(929,168)
Estimate & fair value adjustments			94,225
Payable in Common Stock
Reclassification to loans payable, related parties	[1]
Ending balance
JP Kush and Associates Inc [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance – January 1			147,534
Payments			(147,534)
Estimate & fair value adjustments
Payable in Common Stock
Reclassification to loans payable, related parties	[1]
Ending balance
Barra [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance – January 1			560,000
Payments
Estimate & fair value adjustments			(560,000)
Payable in Common Stock
Reclassification to loans payable, related parties	[1]
Ending balance

[1]	As further described in the Note 16, Related Parties, the Company modified the Fortman contingent earn-out payable, entering into a fixed payment agreement, thus, the remaining open balance is reclassified to the loans payable, related parties account on the consolidated balance sheet as of December 31, 2023.